CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net cash provided by operating activities	$ 31,792,422	$ 31,069,303	$ 35,729,510
Investing activities:
Acquisition of equity method investments	(2,581,340)
Purchase of available-for-sales securities	(27,126,971)	$ (16,380,050)
Proceeds from sale of available-for-sales securities	1,500,251
Loans to related party	(34,352,373)
Loans to third parties	(26,442,729)
Loan repayment from third parties	11,595,052
Net cash used in investing activities	$ (93,944,947)	$ (32,117,597)	$ (43,944,598)
Financing activities:
Repurchase of ordinary shares		(12,410)	(10,123,821)
Proceeds from exercise of employee stock options	$ 939,882	436,625	849,038
Proceeds from bank borrowing	$ 7,533,620	42,428,890	9,000,000
Proceeds from exercise of warrants		5,940,000	$ 27,820,000
Dividends paid to shareholders		(40,999,308)
Net cash provided (used in) by financing activities	$ (1,922,660)	(16,914,796)	$ 8,956,797
Net increase (decrease) in cash and cash equivalents	(66,788,814)	(18,334,551)	2,733,013
Cash and cash equivalents, beginning of year	105,093,178	123,427,729	120,694,716
Cash and cash equivalents, end of year	38,304,364	105,093,178	123,427,729
Parent Company [Member]
Operating activities:
Net cash provided by operating activities	(2,675,869)	$ (3,468,054)	$ (1,237,414)
Investing activities:
Acquisition of equity method investments	(1,000,000)
Purchase of available-for-sales securities	(26,326,715)	$ (16,380,050)
Proceeds from sale of available-for-sales securities	1,500,251
Loans to related party	(1,612,000)
Loans to third parties	(17,000,000)
Loan repayment from third parties	3,700,000
Net cash used in investing activities	$ (40,738,464)	$ (16,380,050)
Financing activities:
Repurchase of ordinary shares		(12,410)	$ (10,123,821)
Proceeds from exercise of employee stock options	$ 939,882	436,625	$ 849,038
Proceeds from bank borrowing	7,533,620	42,428,890
Advances from subsidiaries	23,514,181	5,417,880	$ 2,335,666
Repayment to subsidiaries	$ (1,111,235)	(190,490)
Proceeds from exercise of warrants		5,940,000	$ 27,820,000
Dividends paid to shareholders		(40,999,308)
Net cash provided (used in) by financing activities	$ 30,876,448	13,021,187	$ 20,880,883
Net increase (decrease) in cash and cash equivalents	(12,537,885)	(6,826,917)	19,643,469
Cash and cash equivalents, beginning of year	18,154,644	24,981,561	5,338,092
Cash and cash equivalents, end of year	$ 5,616,759	$ 18,154,644	$ 24,981,561